May 29, 2015

Mr. Keith A. Gregory

Senior Counsel

Disclosure Review Office

Division of Investment Management

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Annuity Separate Account 4

MassMutual Transitions SelectSM II Variable Annuity

Pre-Effective Amendment No.1 to Registration Statement No. 333-202684

filed on Form N-4

Dear Mr. Gregory:

I am in receipt of the staff’s comment letter dated April 29, 2015 regarding the above-referenced filing.

In addition to the changes to the prospectus that I’ve made to respond to the staff’s comments, I’ve made the following additional changes to the prospectus:

•	The 10 Year Guaranteed Minimum Accumulation Benefit (“GMAB”) is now a 12 Year GMAB.
•	I have removed the hedged equity disclosure that was located in a footnote after the fund list in the Separate Account Section and in the Hedged Equity Strategy Sub-Section in the GMAB Section because there will no longer be a managed volatility fund available as an investment option for an Owner who elects a GMAB.

My responses to the staff’s comments are as follows:

General Comments

1.	Missing Information: Please confirm that all missing and/or bracketed information, including financial statements, exhibits and other required information, will be included in one or more pre-effective amendments to the registration statement.

Response to Comment No. 1: I have included in this filing or will include in future amendment filings all information that was previously missing or bracketed, including financial statements, exhibits, and other required information.

2.	EDGAR Series and Class IDs: Please confirm supplementally that the contract name on the front cover page of the prospectus is and will continue to be the same as that associated with the EDGAR class identifiers.

Response to Comment No. 2: The contract name on the front cover page of the prospectus is and will continue to be the same as that associated with the EDGAR class identifiers.

3.	Guarantees and Supports: Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the benefits or features under the contracts or whether the company will be solely responsible for any benefits or features associated with the contract.

Response to Comment No. 3: MassMutual does not have any types of guarantees or support agreements with third parties to support any of the benefits or features under this contract. MassMutual will be solely responsible for any benefits or features associated with the contract.

4.	Definitions:

a. Additional Terms: Please consider including the following terms in the Definitions Section: Contract, Guaranteed Minimum Accumulation Benefit, Joint Owner, Minimum Required Distribution, Non-Qualified Contract, and Qualified Contract.

Response to Comment No. 4a: I have added definitions for all of those terms in the Definitions Section except Minimum Required Distribution. I did not include a definition for Minimum Required Distribution because there is already a definition for Required Minimum Distribution and they are the same term. I have ensured that any reference to Minimum Required Distribution in the prospectus has been changed to Required Minimum Distribution. Please see the marked language on pages 3 & 4 of the prospectus.

b. Good Order and Written Notice: Please provide a more specific definition of

“Good Order” and “Written Notice”. In this regard, please also consider replacing generic disclosure such as “satisfies all the requirements we deem necessary” with “Good Order,” as appropriate.

Response to Comment No. 4b: I have made changes to the Good Order and Written Notice definitions. Please see the marked language on page 4 of the prospectus.

c. Code References: Please avoid citations to specific provisions of the Internal Revenue Code or include in each case a brief explanation of their relationship to the disclosure. For example, please consider explaining how the distribution rules of Code section 72(s) relate to the bullets on page 20.

Response to Comment No. 4c: I have revised disclosure in numerous places to include a cross-reference to the specific subsection in the Tax Section when a citation to the Internal Revenue Code is used to provide the reader with specific information about that provision of the Internal Revenue Code. Please see as an example the definition of Qualified Contract on page 4 of the prospectus.

5.	Reservations of Rights: Please review the prospectus and in each case where the Registrant reserves the right to change, cancel or modify a benefit or contract term, please ensure that information concerning the circumstances under which the change would be made, who may approve it, and the time period and form of notice to Owners. For example: (i) on page 23, with respect to terminations, suspensions or modifications of transfer privileges and programs, where appropriate; and (ii) on page 27, with respect to the ability to charge for participation in the Systematic Withdrawal Program. See Item 7(c) of Form N-4.

Response to Comment No. 5: I have analyzed all of the places where MassMutual has reserved the right to change, cancel, or modify a benefit or contract term and I have added disclosure which I believe is responsive to the comment where I believe it is appropriate. Please see the marked language on pages 5, 6, 17, 22, 23, 24, and 26 of the prospectus.

Prospectus

6.	Overview:

a. Is a death benefit paid under the Contract? In the referenced section, please briefly explain the actual death benefit provided under the Contract.

Response to Comment No. 6a: A death benefit is paid under the Contract. Please see the marked language on page 6 of the prospectus which provides a brief explanation of the death benefit available under the Contract.

b. Guaranteed Minimum Accumulation Benefit: In the Overview section, please consider including a brief plain English description of the benefit, including the two time period options and the reset option.

Response to Comment No. 6b: I have included a brief description of the Guaranteed Minimum Accumulation Benefit in the Overview. Please see the marked language on page 5 of the prospectus.

c. Please supplementally confirm that the reduction in the Mortality and Expense Risk charges after the 7th Contract Year also applies to subsequent purchase payments (which themselves are subject to the shorter L-share class CDSC period).

Response to Comment No. 6c: The reduction in the Mortality and Expense Risk charge after the 7th Contract Year also applies to subsequent purchase payments. The Mortality and Expense Risk charge reduction is based upon the number of contract years since the contract was issued while the Contingent Deferred Sales Charge schedule is tied to each purchase payment.

d. What are the Share classes? In the last paragraph of the section, please revise the disclosure to explain in plain English why the B Share class offers less liquidity than the L Share class.

Response to Comment No. 6d: I have revised the share class disclosure to indicate that there is a cost to accessing contract value. Please see the marked language on page 7 of the prospectus.

7.	Systematic Withdrawal Program Fee/Fee Table (p. 8): The prospectus describes a potential charge for participation in the Systematic Withdrawal Program on page 27. If you intend to impose that charge, please include the maximum charge in the fee table. Please also explain supplementally why you believe the charge for the program is not an impermissible restraint on the ability to redeem the Contract.

Response to Comment No.7: MassMutual does not intend to charge for participation in the Systematic Withdrawal Program and has removed that language from page 27 of the prospectus.

8.	Maximum Transfer Fee/Fee Table (p.8): Please disclose the dollar amount of the Maximum Transfer Fee (i.e., $20.00) before the explanatory information. Please also disclose the maximum processing fee for the DCA Fixed Account if you will impose such fees in the future.

Response to Comment No. 8: I have revised the Fee Table to disclose the dollar amount of the maximum transfer fee before the explanatory information. Please see the marked language on page 8 of the prospectus. MassMutual will not be imposing a fee for the DCA Fixed Account and has removed the reservation of right to do so from page 18 of the prospectus.

9.	Periodic Fees and Charges Table (p. 8): In footnote 2, please delete all the text after the first sentence as it does not specifically relate to the Mortality and Expense Risk Charge line item.

Response to Comment No. 9: I have deleted the text after the first sentence in footnote 2. Please see page 8 of the prospectus for the revised footnote.

10.	GMAB Table: On page 9, in the first paragraph, please clarify that the GMAB fee described in the table is an annual fee. Please also include a brief description of the GMAB Amount and the GMAB Charge Base in footnote 1.

Response to Comment No. 10: I have added language to indicate that the GMAB fee is an annual fee. I have also included a brief description of the GMAB Amount and GMAB Charge Base in footnotes 1 & 2. Please see the marked language on page 9 of the prospectus.

11.	Examples: (i) Please confirm that the most expensive combination of Contract features is shown first in the Expense Example; and (ii) Please also supplementally explain why the CDSC was not used in the calculation of costs reflected in the Examples for the Share classes. See Instruction 21(g) to Item 3 of Form N-4. If appropriate, please recalculate and revise the Examples. Please also present an Example for the 10 Year GMAB or explain supplementally why it is not required.

Response to Comment No. 11: The most expensive combination of contract features is used in the first example. I have included two examples in the prospectus. The first Example assumes that either the 12 year or 20 year GMAB has been elected, there has not been a reset, and that the current charge for each GMAB feature equals the maximum GMAB charge which is the same for both GMAB features. Therefore, there is no need for separate 12 year GMAB and 20 Year GMAB examples. The second set of examples assumes that there has been no election of a GMAB feature. Both sets of Examples contain B share and L share examples.

There is no CDSC assessed upon annuitization under the terms of the Contract. We use N/A in the 1 & 3 year examples which assumes that the owner decided to begin the Annuity Phase at the end of each year shown because other than in two states, this Contract cannot be annuitized for the first 5 contract years after the Contract was issued. Therefore, I do not believe it is appropriate to show a dollar amount in years 1 & 3 for that particular Example.

12.	The Company: On page 12, in the second paragraph under the referenced caption, please delete “and the SEC has not reviewed the disclosures in this prospectus that relate to the General Account” in sentence four. Please also delete the fifth sentence of the paragraph under the caption “The DCA Fixed Account” on page 17.

Response to Comment No. 12: I have deleted the language you’ve requested in both locations.

13.	The DCA Fixed Account (p. 17): Please clarify whether any changes may be made to allocations among Sub-Accounts or Scheduled DCA Fixed Account Transfers during a DCA Term. Please also indicate if Owners will have access to information about the current credited interest rate for the DCA Fixed Account.

Response to Comment No. 13: I have added language indicating that changes may be made to the Sub-Accounts, but not to scheduled DCA Fixed Account transfers during a DCA Term. I have also added language indicating how Owners can obtain information about the current credited interest rate for the DCA Fixed Account. See the marked language on page 18 of the prospectus.

14.	Owner (p.19): In the fourth paragraph below the referenced caption, please briefly explain any tax consequences that may result from changing the Owner of a Contract or include a cross-reference to where such information may be found in the prospectus.

Response to Comment No. 14: I have added a cross-reference to where information may be found in the prospectus regarding any tax consequences that may result from changing the Owner of a Contract. Please see the marked language on page 19 of the prospectus.

15.	Non-Qualified Beneficiary Annuity and Beneficiary IRA: On page 20, in bullet four, the disclosure indicates that withdrawals from a Non-Qualified Beneficiary Annuity in excess of minimum required distributions made under the Systematic Withdrawal Program may be subject to a CDSC. On page 35, Item 4 indicates that withdrawals made from such an annuity will not be subject to a CDSC. Please clarify the disclosure to explain the inconsistency. Please make a conforming change with respect to Beneficiary IRAs.

Response to Comment No. 15: The disclosures are inconsistent because the Contract can be purchased as a Non-Qualified Beneficiary Annuity or Beneficiary IRA or a beneficiary may choose to receive the death benefit proceeds under this Contract in the form of a Non-Qualified Beneficiary Annuity or Beneficiary IRA. There are a few different requirements should the Contract be purchased as a Non-Qualified Beneficiary Annuity or Beneficiary IRA versus a beneficiary choosing to receive the death benefit proceeds under this Contract in the form of a Non-Qualified Beneficiary Annuity or Beneficiary IRA. I have added language to better indicate the requirements which exist when the Contract is purchased as a Non-Qualified Beneficiary Annuity or Beneficiary IRA versus the requirements that exist when a beneficiary chooses to receive the death benefit proceeds under this Contract in the form of a Non-Qualified Beneficiary Annuity or Beneficiary IRA. Please see the marked language on pages 20, 21, 35, and 36 of the prospectus.

16.	Purchase Payments: On page 22, in the second paragraph below the referenced caption, the disclosure indicates that additional Purchase Payments should be sent to a lockbox. Please clarify that the referenced P.O. Box is the lockbox. If appropriate, please identify a lockbox for Purchase Payments sent by Overnight Mail.

Response to Comment No. 16: I have removed references to lockbox in the Purchase Payments section and indicated that the addresses shown on page 22 of the prospectus are purchase payment processing service centers. Please see the marked language on page 22 of the prospectus.

17.	Accumulation Units (p. 23): In the third paragraph below the referenced caption, the disclosure indicates that Accumulation Unit value is calculated after the Close of Business each Business Day. “Close of Business” is defined to mean “when the NYSE ends regular trading, usually 4:00 p.m. Eastern time.” Given that there are circumstances under which the NYSE may close before 4:00 p.m. Eastern time, please clarify the disclosure, including the definition of “Close of Business”, to account for such an early closing and clarify that in such circumstances transactions requests after such early closing will be processed at the next available price. Please make conforming changes throughout the registration statement, as appropriate.

Response to Comment No. 17: I have expanded the definition of Close of Business to account for an early NYSE close. Since Close of Business is a defined term, the concept should naturally carry forward throughout the prospectus without the need to make any additional changes. Please see the marked language on page 3 of the prospectus.

18.	Right to Cancel Your Contract: On page 23. the disclosure under the referenced caption indicates that the right to cancel the Contract varies by state. Please clarify that the right to cancel period will always be at least 10 days from the date the Owner receives the Contract.

Response to Comment No. 18: I have added language which indicates that the right to cancel period may vary by state, but it will never be less than 10 days from the date the Owner receives the Contract. Please see the marked language on page 23 of the prospectus.

19.	Charges and Deductions: In the disclosure on pages 27-30, please clarify when a current charge can change and who will be subject to such change in each case where the disclosure describes a current and maximum charge or deduction.

Response to Comment No. 19: I have added the current and maximum charges that may be assessed. The only charge that can be increased from the current charge is the GMAB charge. I have added language indicating when the GMAB charge can change. Please see the marked language on pages 28-31 of the prospectus.

20.	CDSCs: On page 30, please revise the second bullet for plain English. The current disclosure is confusing and difficult to understand.

Response to Comment No. 20: I have revised the second bullet. Please see the marked language on page 30 of the prospectus.

21.	GMAB Charge: On page 31, in the paragraph under the referenced caption, please disclose the current GMAB Charge and in the fee table.

Response to Comment No. 21: I disclosed the maximum GMAB charge, but did not disclose the current GMAB charge. I believe this approach is consistent with the approach taken by certain other insurance companies with certain living benefits such as Pacific Life. About a year ago, MassMutual’s outside counsel spoke with Michael Kosoff about the use of dynamic pricing and was told that the insurance carrier would have to indicate in the prospectus where the Owner could obtain the current charge. We have included language in the prospectus on pages 9, 31, 42, and 43 indicating where the owner can obtain the current GMAB charge.

22.	Annuity Payments: On page 31, in the paragraph under the referenced caption, please clarify that annuity payments may vary depending on the type of Annuity Option elected (e.g., Joint and 2/3 Survivor Life Annuity after death of one annuitant).

Response to Comment No. 22: I have added language to clarify that annuity payments may vary depending on the type of annuity option elected. Please see the marked language on page 32 of the prospectus.

23.	Allocation Restrictions:

a. On page 38: (i) in the second paragraph under the referenced caption, please consider inserting the sub-caption “Conflicts of Interest”; and (ii) where appropriate, please indicate whether partial amounts of Contract Value may be transferred or reallocated among the Custom Allocation Choice Select Sub-Accounts and/or the MML Asset Allocation Sub-Accounts.

Response to Comment No. 23a: (i) I have inserted the sub-caption “Conflicts of Interest.” Please see the marked language on page 39 of the prospectus. (ii) I have added clarifying language regarding whether partial amounts of contract value may be transferred or reallocated among the Custom Allocation Choice Select Sub-Accounts and/or the MML Asset Allocation Sub-Accounts. See the marked language on page 39 of the prospectus.

b. In the second Table on page 38, please clarify: (i) under the “MML Asset Allocation Sub-Accounts” caption, whether the “MML Core Allocation Fund” means the “MML American Funds Core Allocation Fund”, and (ii) under the “Customer Allocation Choice Select” caption, the meaning of “Oppenheimer Global fund as the prospectus lists two Oppenheimer global funds on the cover page.

Response to Comment No. 23b: I have added clarifying footnotes regarding the MML Core Allocation Sub-Account and the Oppenheimer Global Sub-account. Please see the marked language on page 38 of the prospectus.

c. Please disclose what will happen to assets invested in the GMAB Sub-Accounts upon modification, suspension or termination of the allocation restrictions and/or the GMAB program. For example, please disclose what will happen if certain Sub-Accounts are no longer offered (e.g., will the Sub-Accounts assets be automatically reallocated and, if so, how), where appropriate. Please also clarify that the investment restrictions will apply to the Owners entire Contract Value, including amounts not subject to the protections of the GMAB (i.e., purchase payments made after the first Contract Year).

Response to Comment No. 23c: I have added clarifying language indicating what will happen to assets invested in the GMAB Sub-Accounts upon modification, suspension or termination of the allocation restrictions and/or the GMAB program. Please see the marked language on pages 38 & 39 of the prospectus. I have added language indicating that the investment restrictions apply to the entire contract value. Please see the marked language on pages 38 & 39 of the prospectus.

24.	Important GMAB Considerations (p. 39): Please clarify: (i) the meaning of the fifth bullet under the referenced caption; and (ii) that withdrawals reduce your GMAB Amount even if you made subsequent premium payments after the first Contract Year that did not have the effect of increasing your GMAB Amount.

Response to Comment No. 24: I have revised the Important GMAB Considerations. Please see the marked language on page 39 of the prospectus.

25.	The Reset Option (p. 40): Under the referenced caption, please clarify if premium payments made within one year of a reset are also credited to the GMAB Amount.

Response to Comment No. 25: I have added language clarifying that purchase payments made within one year of a reset are not credited to the GMAB Amount. Only purchase payments received prior to the first contract anniversary are credited to the GMAB Amount. Please see the marked language on page 41 of the prospectus.

26.	Appendix B: Please clarify that Appendix B assumes election of the 10 Year GMAB.

Response to Comment No. 26: I have added language which indicates that Appendix B assumes election of the 12 Year GMAB. Please see the marked language on page 59 of the prospectus.

Statement of Additional Information

27.	Item 18: Please confirm that all information required by Item 18 of Form N-4 has been disclosed, in particular Item 18(e).

Response to Comment No. 27: I believe that all information required by Item 18 of Form N-4 has been disclosed. MassMutual has retained se2 to serve as a third-party administrator for this Contract. Se2 is not affiliated with MassMutual or the registrant.

28.	Unaffiliated Underwriters or Dealers: Please provide the disclosure required by Item 20(d) of Form N-4, if appropriate. We note that the Prospectus indicates that the Contract may be sold through unaffiliated distributors.

Response to Comment No. 28: I could not determine where the prospectus indicates that the Contract may be sold through unaffiliated distributors. Additionally, there have not been any payments made to unaffiliated distributors because the Contract has not yet been sold.

I appreciate your continuing attention to this filing. Please call me at (413) 744-6060 or e-mail me at jrodolakis@massmutual.com if you have any questions regarding this letter or if you need additional information to complete your review of this filing.

Sincerely,

/s/ James M. Rodolakis

James M. Rodolakis

Vice President and Senior Counsel

Massachusetts Mutual Life Insurance Company